Income Tax - Schedule of Reconciliation of Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Effective Income Tax Rate [Abstract]
Statutory income tax rate amount (in Dollars)	$ (934)
Statutory income tax rate	20.00%	20.00%	20.00%
Non-deductible expenses rate		(0.07%)	(0.09%)
Cayman Island:
Statutory tax rate difference between Cayman Island and Taiwan amount (in Dollars)	$ 602
Statutory tax rate difference between Cayman Island and Taiwan	(12.89%)
Other foreign jurisdictions amount (in Dollars)	$ 29
Other foreign jurisdictions rate	(0.62%)
Changes in valuation allowances amount (in Dollars)	$ 300
Changes in valuation allowances rate	(6.42%)	(19.93%)	(19.91%)
Others amount (in Dollars)	$ 3
Others rate	(0.07%)
Effective tax rate amount (in Dollars)
Effective tax rate	0.00%	0.00%	0.00%